Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 79,279	$ 137,603
Restricted cash and investments	59,236	87,506
Marketable securities	1,238	1,235
Trade accounts receivable, net	19,914	23,702
Related party receivables	11,457	9,055
Other receivables	12,766	14,860
Inventories	57,790	57,505
Voyages in progress	28,012	54,097
Prepaid expenses and accrued income	5,489	4,311
Investment in finance lease	2,448	2,156
Total current assets	277,629	392,030
Long term assets
Newbuildings	29,010	26,913
Vessels and equipment, net	269,151	282,946
Vessels and equipment under capital lease, net	723,580	893,089
Investment in unconsolidated subsidiaries and associated companies	59,438	40,633
Deferred charges	831	1,236
Investment in finance lease	49,504	51,374
Total assets	1,409,143	1,688,221
Current liabilities
Short-term debt and current portion of long-term debt	22,543	20,700
Current portion of obligations under capital leases	53,076	52,070
Related party payables	5,968	53,948
Trade accounts payable	15,158	5,975
Accrued expenses	34,564	43,744
Deferred charter revenue	128	2,840
Other current liabilities	3,449	7,344
Total current liabilities	134,886	186,621
LIABILITIES AND EQUITY
Long-term debt	460,853	463,292
Obligations under capital leases	854,179	898,490
Deferred gains on sales of vessels	1,612	2,575
Other long-term liabilities	2,259	6,094
Total liabilities	1,453,789	1,557,072
Commitments and contingencies
Equity
Share capital	78,843	194,646
Additional paid in capital	118,051	821
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(4,292)	(4,155)
Retained deficit	(721,244)	(545,766)
Total equity attributable to Frontline Ltd.	(54,513)	119,675
Noncontrolling interest	9,867	11,474
Total equity	(44,646)	131,149
Total liabilities and equity	$ 1,409,143	$ 1,688,221